Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	The Advisors’ Inner Circle Fund III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 09, 2024
Document Effective Date	dei_DocumentEffectiveDate	Jul. 09, 2024
Prospectus Date	rr_ProspectusDate	May 01, 2024
FS Multi-Strategy Alternatives Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Advisors’ Inner Circle Fund III

FS Multi-Strategy Alternatives Fund

(the “Fund”)

Supplement Dated July 9, 2024 to:

•	the Fund’s Prospectus, dated May 1, 2024; and
•	the Fund’s Summary Prospectus, dated May 1, 2024.

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and should be read in conjunction with the Prospectus and Summary Prospectus.

The Board of Trustees of The Advisors’ Inner Circle Fund III has approved the appointment of Magnetar Asset Management LLC to serve as an underlying manager to the Fund, effective on or around July 9, 2024 (the “Effective Date”). Accordingly, as of the Effective Date, the Fund’s Prospectus and Summary Prospectus are hereby amended and supplemented as follows:

1. In the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, the following is added as a new, final row to the table setting forth the Fund’s underlying managers:

Underlying Manager	Strategy
Magnetar’s systematic convertible arbitrage strategy (“SCA”) seeks to buy “long” a convertible security and sell “short” a portion of the underlying stock into which the convertible security may be converted in anticipation of profiting from a relative mispricing among them. Magnetar identifies arbitrage opportunities by evaluating the size of the convertible issue, liquidity in the underlying stock, the sensitivity of the convertible security’s price to changes in the price of the underlying stock, and the cost of borrowing shares, among other things. Magnetar’s strategy generally has significant exposure to company defaults and widening of credit spreads of an issuer and/or the overall corporate credit market. Magnetar may also take short positions in an underlying issuer’s debt securities on such issuer to exploit what Magnetar believes is a mispricing. Magnetar may use derivatives to hedge risks inherent in the underlying securities and Magnetar may also seek to hedge a portion of the interest rate risk.	Convertible Arbitrage

2. In the “Principal Investment Strategies” section of the Prospectus and Summary Prospectus, the following disclosure is added as a new, final bullet point under the heading “Principal Strategies — Underlying Managers”:

•	“Convertible Arbitrage” strategies seek to generate returns derived from the relative mispricing among convertible securities and their underlying stocks. Convertible Arbitrage managers may invest in equities, debt and various types of convertible securities, including convertible bonds and mandatory convertibles, and may use derivatives for both hedging and investment purposes.

3. In the “Principal Risks” section of the Prospectus and Summary Prospectus, the following paragraph is added to the “Arbitrage Strategies Risk” factor:

The Fund may also employ convertible arbitrage investing strategies, which involve investing in convertible securities that appear incorrectly valued relative to their theoretical value. Convertible arbitrage strategies generally involve spreads between two or more positions. To the extent the price relationships between such positions remain constant, no gain or loss on the position will occur. Such positions do, however, entail a substantial risk that the price differential could change unfavorably, causing a loss. The success of convertible arbitrage investing activities will depend on the Adviser’s and/or an Underlying Manager’s ability to identify and exploit price discrepancies in the market. Identification and exploitation of market opportunities involve uncertainty. No assurance can be given that the Adviser and/or an Underlying Manager will be able to locate investment opportunities or to correctly exploit price discrepancies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CHI-SK-046-0100